Schedule of Composition of Stock Capital (Details) - $ / shares	Dec. 31, 2025	Nov. 03, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 17, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 0.0001
Common stock voting	200,000,000				112,000,000
Voting Common stock shares, issued	10,315,901				2,963,695
Voting Common stock shares, outstanding	10,315,901				2,963,695
Common stock non-voting	50,000,000
Non voting common stock shares, issued	3,580,499
Non voting common stock shares, outstanding	3,580,499
Total common stock	250,000,000				112,000,000
Commom stock, shares issued	13,896,400				2,963,695
Commom stock, shares outstanding	13,896,400				2,963,695
Total preferred stock	148,438,108				88,400,879
Preferred stock, shares issued	17,494,820				26,560,266
Preferred stock, shares outstanding	17,494,820				26,560,266
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price					$ 0.48751		$ 0.48751
Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock non-voting		7,025,651
Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 2.1234
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued	17,494,820				26,560,266
Preferred stock, shares outstanding	17,494,820				26,560,266
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	25,356,256				25,356,256
Preferred stock, shares issued	8,204,944				8,204,944
Preferred stock, shares outstanding	8,204,944				8,204,944
Preferred Stock [Member] | Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	27,463,149				27,463,149
Preferred stock, shares issued	2,128,737				9,154,388
Preferred stock, shares outstanding	2,128,737				9,154,388
Preferred Stock [Member] | Series B Three Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	21,453,390				21,453,390
Preferred stock, shares issued	7,151,139				7,151,139
Preferred stock, shares outstanding	7,151,139				7,151,139
Preferred Stock [Member] | Series CF One Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	14,128,084				14,128,084
Preferred stock, shares issued					2,049,795
Preferred stock, shares outstanding					2,049,795
Preferred Stock [Member] | Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	2,900,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	10,000			10,000
Preferred stock, shares issued	10,000
Preferred stock, shares outstanding	10,000
Preferred Stock [Member] | Non Designated Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	57,127,229
Preferred stock, shares issued
Preferred stock, shares outstanding